RETIREMENT BENEFIT OBLIGATIONS - Schedule of Movements in Other Post-Retirement Benefits Obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
Actuarial gains	£ 1,267	£ (5,443)
Charge for the year	(213)	(206)
Exchange and other adjustments	0	1
The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
Actuarial gains	553	(3,365)
Charge for the year	(100)	(97)
Exchange and other adjustments	(1)	0
Other post retirement benefit plans, defined benefit | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
At 1 January	(109)	(126)
Actuarial gains	4	16
Insurance premiums paid	3	4
Charge for the year	(2)	(3)
Exchange and other adjustments	1	0
At 31 December	(103)	(109)
Other post retirement benefit plans, defined benefit | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
At 1 January	(68)	(85)
Actuarial gains	1	15
Insurance premiums paid	2	3
Charge for the year	(1)	(2)
Exchange and other adjustments	1	1
At 31 December	£ (65)	£ (68)